As filed with the Securities and Exchange Commission on September 1, 2004

                           1933 Act File No. 333-28697
                           1940 Act File No. 811-8243

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]
                         Pre-Effective Amendment No.                    [ ]

                      Post-Effective Amendment No. 32                   [X]

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
                                Amendment No. 33

                        (Check appropriate box or boxes.)

                                  POTOMAC FUNDS
               (Exact name of Registrant as Specified in Charter)

                                500 Fifth Avenue
                                    Suite 415
                            New York, New York 10110
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 997-5198

                                Daniel D. O'Neill
                                500 Fifth Avenue
                                    Suite 415
                            New York, New York 10110
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036


It is proposed that this filing will become effective (check appropriate box)
      [ ]  immediately upon filing pursuant to paragraph (b)
      [X]  on September 1, 2004 pursuant to paragraph (b)
      [ ]  60 days after filing pursuant to paragraph (a)(1)
      [ ]  on (date) pursuant to paragraph (a)(1)
      [ ]  75 days after filing pursuant to paragraph (a)(2)
      [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  POTOMAC FUNDS

                       CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

           Cover Sheet

           Contents of Registration Statement

           Prospectus for Spectrum High Yield Plus Fund, Spectrum Global Perspective Fund, Spectrum Equity Opportunity Fund

           Statement of Additional Information for Spectrum High Yield Plus Fund, Spectrum Global Perspective Fund, Spectrum Equity Opportunity Fund

           Part C of Form N-1A

           Signature Page

           Exhibits

                                   PROSPECTUS



                          SPECTRUM HIGH YIELD PLUS FUND

                        SPECTRUM GLOBAL PERSPECTIVE FUND

                        SPECTRUM EQUITY OPPORTUNITY FUND



                                500 Fifth Avenue
                                    Suite 415
                            New York, New York 10110

                                 (800) 851-0511

                                  ADVISOR CLASS



   LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES
AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                September 1, 2004

                                TABLE OF CONTENTS

                                                                            Page

OVERVIEW.......................................................................1

  ABOUT THE FUNDS..............................................................2
  Spectrum High Yield Plus Fund................................................2
  Spectrum Global Perspective Fund.............................................4
  Spectrum Equity Opportunity Fund.............................................6
  Principal Risk Factors.......................................................8
  Historical Performance......................................................10
  Fees and Expenses of the Funds..............................................10

ABOUT YOUR INVESTMENT.........................................................11

ADDITIONAL INFORMATION........................................................16
  Management of the Fund......................................................16
  Distributions and Taxes.....................................................17
  Master/Feeder Option........................................................18

MORE INFORMATION ON THE POTOMAC FUNDS.........................................19


In deciding whether to invest in the Funds described herein, you should rely on information in this Prospectus or the Statement of Additional Information (the "SAI"). The Potomac Funds (the "Trust") has not authorized others to provide additional information. The Trust does not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.

                                    OVERVIEW

     This Prospectus describes the following funds (the "Funds"):

     o    SPECTRUM HIGH YIELD PLUS FUND,

     o    SPECTRUM GLOBAL PERSPECTIVE FUND, AND

     o    SPECTRUM EQUITY OPPORTUNITY FUND.


     Rafferty Asset Management, LLC ("Rafferty") serves as the Funds' investment adviser and Hundredfold Advisors ("Hundredfold" or "Subadviser") serves as the Funds' Subadviser. (Collectively, Rafferty and Hundredfold are referred to herein as "advisers" in certain circumstances.)

     Each of the Funds is aggressively managed by the Subadviser, which seeks investment opportunities for each Fund to maximize the Fund's investment returns. The Subadviser will attempt to identify changing market conditions based on its analysis of trends, relative strength and seasonal considerations and will position each Fund's assets accordingly.

     The Spectrum High Yield Plus Fund seeks income and capital appreciation on a total return basis by investing primarily in high yield fixed-income securities, either directly or indirectly through exchange-traded funds (ETFs), other investment companies and derivative instruments. The Spectrum Global Perspective Fund seeks income and capital appreciation by investing in equity securities of foreign issuers either directly or indirectly through American Depository Receipts (ADRs), ETFs, foreign currencies, other investment companies and derivative instruments. In addition, the Spectrum Global Perspective Fund may invest in baskets of foreign currencies. The Spectrum Equity Opportunity
Fund seeks income and capital appreciation by investing either directly in securities of domestic and foreign issuers or indirectly though ADRs, ETFs, other investment companies and derivative instruments.

     Although the investment objective of each Fund is very different, each Fund may alternate between "long" and "short" investments and investing in cash or cash equivalents as a temporary defensive measure. In addition, each Fund may use derivative instruments, including swaps, futures and options, which enable the Subadviser to seek leveraged exposure to target investments - meaning exposure greater than would be available by purchasing only traditional equity and fixed-income securities.

     An investment team from Rafferty and Hundredfold jointly will manage and be responsible for the management of the assets of each of the three Funds. Hundredfold monitors the performance of the securities in which the Funds seek to invest and Rafferty positions each Fund's assets in accordance with Hundredfold's recommendations.

     The investment strategy of each Fund may result in the investment of a large portion or all of the assets of each Fund in cash or cash equivalents at any given time to provide security of principal, current income and liquidity.

     There is no assurance that the Funds will achieve their objectives.

                                  PROSPECTUS 1

                                 ABOUT THE FUNDS

SPECTRUM HIGH YIELD PLUS FUND
-----------------------------

FUND OBJECTIVE

     The Spectrum High Yield Plus Fund (the "High Yield Fund") seeks a high total rate of return (income plus capital appreciation) on an annual basis.

PORTFOLIO INVESTMENT STRATEGY


     The Subadviser actively manages the High Yield Fund's portfolio by attempting to anticipate, and respond to, trends in high yield fixed-income securities, including income distributions and capital appreciation. The Subadviser employs an investment strategy that alternates between positions designed to profit from market trends, such as entering into "long" and "short" positions of fixed-income securities, and investing in cash or cash equivalents as a temporary defensive measure. The Subadviser seeks to take "long" positions in or purchase fixed-income securities prior to or at the outset of upward trends for such securities and seeks to take "short" positions in or sell fixed-income securities prior to or early in downward trends in the value of such securities.

     The Subadviser analyzes the overall investment opportunities and risks among categories or sectors of fixed-income securities or investment vehicles that represent pools of fixed-income securities, such as major market indices and exchange-traded funds. The Subadviser's strategy does not involve fundamental research and analysis of individual fixed-income securities. The Subadviser considers elements of market trends and momentum, including price actions, advance-decline lines, market highs and lows and the overall direction of market trends. The Subadviser may reposition the Fund's portfolio in response to market movements in an attempt to participate in a developing trend and may attempt to anticipate market moves and initiate appropriate action in advance of actual market trends.

     The Subadviser will likely engage in frequent trading of a Fund's securities in an attempt to position its portfolio in line with the Subadviser's expectations for market trends. In addition, the Subadviser will employ leveraged investment techniques that allow the Fund to gain greater exposure to fixed-income securities.

     Notwithstanding times when the Fund's portfolio is invested in cash or cash equivalents, the High Yield Fund will invest at least 80% of its assets (plus any borrowing for investment purposes) in high yield fixed-income securities or derivatives of such securities. Although the High Yield Fund may invest directly in high yield fixed-income securities, it will primarily invest in such securities indirectly through securities that invest in or are a derivative of high yield fixed-income securities, including futures contracts, options contracts, swap agreements, options on futures contracts, financial instruments consisting of interests in baskets of high yield fixed-income securities, ETFs and other investment companies.

     Although it primarily seeks exposure to high yield fixed-income securities, the High Yield Fund may, depending on the Subadviser's expectations for fixed-income market trends, make investments in a range of fixed-income products, including:

     o    U.S. treasury bonds and notes

     o    U.S. Government-sponsored  enterprises, such as Fannie Mae and Freddie
          Mac

     o    U.S. dollar-denominated corporate obligations

                                  PROSPECTUS 2

     o    Mortgage and asset-backed securities

     o    Corporate bonds and notes and asset-backed securities

     o    Zero coupon bonds

     o    Commercial paper and other money market instruments

     o Fixed-income securities issued by foreign governments and companies that are denominated in U.S. dollars or foreign currencies, some of which may be issued by governments in emerging market countries

     The High Yield Fund generally invests in fixed-income securities without any restriction on maturity or creditworthiness, which could range from government securities to junk bonds. The High Yield Fund expects to invest primarily in securities with lower credit quality. The Subadviser will lengthen and shorten the average dollar weighted maturity of the High Yield Fund's portfolio, and make shifts in quality and sector distribution, according to the Subadviser's expectations for the future course of interest rates and the then-prevailing price and yield levels in the fixed-income market.

     From time to time, the High Yield Fund may invest in equity securities as a proxy for investing in fixed-income securities which, for liquidity or other reasons, make investment difficult. The Fund will invest in equity securities that exhibit price movements similar to the relevant fixed-income securities; the Fund does not seek to invest in income generating equity securities as a proxy for the income generated by bonds.

     Consistent with its investment strategy, up to 100% of the High Yield Fund's assets may be invested in cash or cash equivalents. To earn income on available cash, a large portion or all of the assets of the High Yield Fund may be invested in high quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations. As a result of investing in cash and cash equivalents, the High Yield Fund may not achieve its investment objective.


     The High Yield Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.


     The High Yield Fund's investment objective is not a fundamental policy and may be changed by the Trust's Board of Trustees without shareholder approval. Shareholders will be provided with 60 days notice prior to any change in the Fund's investment objective.


PRINCIPAL RISK FACTORS

     In  addition  to the  principal  risks  discussed  in the  "Principal  Risk
Factors" section below, the High Yield Fund also is subject to the following risks:

CREDIT RISK AND LOWER-QUALITY DEBT SECURITIES:
---------------------------------------------


     The Fund will invest a significant portion or all of its assets in securities rated below investment grade or "junk bonds." Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. Therefore, an investment in the Fund is subject to a higher risk of loss of principal than an investment in a fund that may not invest in lower-rated securities.


                                  PROSPECTUS 3

INTEREST RATE CHANGES:
----------------------

     Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security will fall when interest rates rise and will rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

PREPAYMENT RISK AND RISK OF MORTGAGE-BACKED SECURITIES:
-------------------------------------------------------

     Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.

RISK OF ASSET-BACKED SECURITIES:
--------------------------------

     Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

SPECTRUM GLOBAL PERSPECTIVE FUND
--------------------------------

FUND OBJECTIVE
--------------


     The Spectrum Global Perspective Fund (the "Global Fund") seeks a high total rate of return (income from short-term trading plus capital appreciation) on an annual basis.


PORTFOLIO INVESTMENT STRATEGY
-----------------------------


     The Subadviser actively manages the Global Fund's portfolio by attempting to anticipate, and respond to, trends in markets in various countries and regions around the world, including emerging markets. The Subadviser employs an investment strategy that alternates between positions designed to profit from market trends, such as entering into "long" and "short" positions in domestic and international securities, and investing in cash or cash equivalents as a temporary defensive measure. The Subadviser seeks to take "long" positions in domestic or international securities prior to or at the outset of upward trends for such securities and seeks to take "short" positions in or sell such securities prior to or early in downward trends in the value of such securities.

     The Subadviser will consider elements of market trends and momentum, including price actions, advance-decline lines, market highs and lows and the overall direction of market trends. As a result, the Subadviser may reposition a Fund's portfolio in response to market movements in an attempt to participate in a developing trend. The Subadviser also may attempt to anticipate market moves and initiate appropriate action in advance of actual market trends in order to

                                  PROSPECTUS 4
minimize the loss of capital appreciation that would occur with a "buy and hold" investment strategy. The Subadviser will likely engage in frequent trading of a Fund's securities in an attempt to position its portfolio in line with the Subadviser's expectations for market trends. In addition, the Subadviser will employ leveraged investment techniques that allow the Fund to gain greater exposure to target securities.

     The Subadviser will analyze the overall investment opportunities and risks among issuers in various countries, regions and market sectors of foreign securities or investment vehicles that represent pools of foreign securities, such as major market indices and exchange traded funds. The Subadviser's strategy does not involve fundamental research and analysis of individual equity securities.

     Although the Global Fund may invest in domestic equity and debt securities, it will primarily invest in international equity and debt securities, including debt securities rated below investment grade, commonly referred to as "junk bonds." In addition, the Global Fund may invest in foreign currencies. The Global Fund will generally invest in such international equity and debt securities and foreign currencies indirectly through securities that invest in or are a derivative of international equity securities, including futures contracts, options contracts, swap agreements, options on futures contracts, financial instruments consisting of interests in baskets of international equity securities, ETFs, and other investment companies.

     The Global Fund may also invest directly in foreign currencies and individual foreign securities or indirectly through American Depository Receipts
(ADRs). The Global Fund will invest in various developed and emerging countries in Europe, the Far East, the Middle East, Africa, Australia and Latin America. In addition, the Global Fund may invest in international equity securities representing any market capitalization, investment style, market sector or industry.

     The Global Fund is not meant to provide diversified exposure to international securities. The Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.


     Consistent with its investment strategy, up to 100% of the Global Fund's assets may be invested in cash or cash equivalents. To earn income on available cash, a large portion or all of the assets of the Global Fund may be invested in high quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations. As a result of investing in cash and cash equivalents, the Global Fund may not achieve its investment objective.

     The Global Fund's investment objective is not a fundamental policy and may be changed by the Trust's Board of Trustees without shareholder approval. Shareholders will be provided with 60 days notice prior to any change in the Fund's investment objective.


PRINCIPAL RISK FACTORS


     In addition to the principal risks discussed in the "Principal Risk Factors" section below, the Global Fund also is subject to the following risks:



RISKS OF INVESTING IN EQUITY SECURITIES AND DERIVATIVES:
--------------------------------------------------------

     The Fund may invest in publicly issued equity securities, including common stocks, as well as instruments that attempt to track the price movement of stock indices. Investments in common stocks and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in

                                  PROSPECTUS 5
the value of common stocks in which a Fund invests will cause the net asset value of the Fund to fluctuate.

RISKS OF INVESTING IN FOREIGN SECURITIES:
-----------------------------------------

     Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund's returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.


     Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.


CREDIT RISK AND LOWER-QUALITY DEBT SECURITIES:
----------------------------------------------


     The Fund may invest a portion or all of its assets in securities rated below investment grade or "junk bonds." Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund's performance may vary significantly as a result. Therefore, an investment in the Fund is subject to a higher risk of loss of principal than an investment in a Fund that may not invest in lower-rated securities.

RISKS OF INVESTING IN MID-CAPITALIZATION COMPANIES:
---------------------------------------------------

     The Fund is subject to the risks of investing mid-capitalization companies. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, the value of a mid-cap securities tend to fluctuate more in price than the securities of large companies. Further, mid-cap companies could be more difficult to liquidate during market declines compared to shares of companies with greater capitalization.

RISKS OF INVESTING IN SMALL CAPITALIZATION COMPANIES:
-----------------------------------------------------

     Investing in the securities of small capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.


SPECTRUM EQUITY OPPORTUNITY FUND
--------------------------------

FUND OBJECTIVE


     The Spectrum Equity Opportunity Fund (the "Equity Opportunity Fund") seeks a high total rate of return (income from short-term trading plus capital appreciation) on an annual basis.


                                  PROSPECTUS 6

PORTFOLIO INVESTMENT STRATEGY


     The Subadviser actively manages the Equity Opportunity Fund's portfolio by attempting to anticipate, and respond to, trends in equity securities. The Subadviser will employ an investment strategy that alternates between positions designed to profit from market trends, such as entering into "long" and "short" positions of equity securities, and investing in cash or cash equivalents as a temporary defensive measure. The Subadviser seeks to take "long" positions in or purchase equity securities prior to or at the outset of upward trends for such securities and seeks to take "short" positions in or sell equity securities prior to or early in downward trends in the value of such securities. When the Subadviser believes it appropriate, the Subadviser will employ leveraged investment techniques that allow the Fund to gain greater exposure to its target investments.

     The Subadviser will consider elements of market trends and momentum, including price actions, advance-decline lines, market highs and lows and the overall direction of market trends. The Subadviser's strategy does not involve fundamental research and analysis of individual equity securities. The Subadviser will analyze the overall investment opportunities and risks among categories or sectors of equity securities or investment vehicles that represent pools of equity securities, such as major market indices and exchange traded funds. As a result, the Subadviser may reposition a Fund's portfolio in response to market movements in an attempt to participate in a developing trend and may attempt to anticipate market moves and initiate appropriate action in advance of actual market trends. The Subadviser will likely engage in frequent trading of a Fund's securities in an attempt to position its portfolio in line with the Subadviser's expectations for market trends.

     Notwithstanding times when the Fund's portfolio is invested in cash or cash equivalents, the Equity Opportunity Fund will invest at least 80% of its assets (plus any borrowing for investment purposes) in equity securities or derivatives of such securities. Although the Equity Opportunity Fund may invest directly in equity securities, it may also invest in such securities indirectly through securities that invest in or are a derivative of equity securities, including futures contracts, options contracts, swap agreements, options on futures contracts, financial instruments consisting of interests in baskets of equity securities, exchange traded funds (ETFs) and other investment companies. Equity securities include common stocks, ADRs, preferred stock, convertible stock, warrants, and rights.

     The Equity  Opportunity  Fund  invests in equity  securities  of any market
capitalization,   investment  style,  market  sector  or  industry.  The  Equity
Opportunity Fund also may seek exposure to issuers of foreign securities.

     The Equity Opportunity Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.


     Consistent with its investment strategy, up to 100% of the Equity Opportunity Fund's assets may be invested in cash or cash equivalents. To earn income on available cash, a large portion or all of the assets of the Equity Opportunity Fund may be invested in high quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations. As a result of investing in cash and cash equivalents the Equity Opportunity Fund may not achieve its investment objective.

     The Equity Opportunity Fund's investment objective is not a fundamental policy and may be changed by the Trust's Board of Trustees without shareholder approval. Shareholders will be provided with 60 days notice prior to any change in the Fund's investment objective.


                                  PROSPECTUS 7

PRINCIPAL RISK FACTORS


     In  addition  to the  principal  risks  discussed  in the  "Principal  Risk
Factors" section below, the Equity Opportunity Fund also is subject to the following risks:



RISKS OF INVESTING IN EQUITY SECURITIES AND DERIVATIVES:
--------------------------------------------------------

     The Fund may invest in publicly issued equity securities, including common stocks, as well as instruments that attempt to track the price movement of stock indices. Investments in common stocks and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of common stocks in which a Fund invests will cause the net asset value of the Fund to fluctuate.

RISKS OF INVESTING IN SMALL CAPITALIZATION COMPANIES:
-----------------------------------------------------

     Investing in the securities of small capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.

RISKS OF INVESTING IN FOREIGN SECURITIES:
-----------------------------------------

     Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund's returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

PRINCIPAL RISK FACTORS
----------------------


     An investment in any of the Funds entails risks. A Fund could lose money, or its performance could trail that of other investment alternatives. Neither Hundredfold nor Rafferty can guarantee that the Funds will achieve their objectives. In addition, the Funds present some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Funds. These and other risks are described below.



RISKS OF THE SUBADVISER'S INVESTMENT STRATEGIES:


     The  Subadviser  is a  newly-created  investment  adviser  and  has  had no previous experience advising investment companies. The principal risk of investing in a Fund is that Hundredfold's investment strategy will not be successful. While the Subadviser seeks to take advantage of investment opportunities for a Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit a Fund. The Subadviser will aggressively change a Fund's portfolio in response to market conditions that are unpredictable and may expose a Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser's investment strategy will enable a Fund to achieve its investment objective.

                                  PROSPECTUS 8

RISKS OF AGGRESSIVE INVESTMENT TECHNIQUES:


     The Funds use investment techniques that may be considered aggressive. Risks associated with securities indices, swap agreements and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of a Fund.


HIGH PORTFOLIO TURNOVER:

     A Fund's aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

RISKS OF INVESTING IN ETFS:


     An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares potentially may trade at a discount or a premium in market price if there is a limited market in such shares. Investments in ETFs are subject to brokerage and other trading costs as the advisers trade in and out of a fund, which could result in greater expenses to a Fund. They also are subject to investment advisory and other expenses, which would be directly borne by a Fund. Finally, because the value of ETF shares depends on the demand in the market, the advisers may not be able to liquidate the Fund's holdings at the most optimal time, adversely affecting a Fund's performance.


RISKS OF INVESTING IN OTHER INVESTMENT COMPANIES:

     A Fund may invest in other investment companies, which may, in turn, invest in equities, bonds, and other financial vehicles. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations. As a shareholder, the Fund must rely on the investment company to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund's investment will decline, adversely affecting the Fund's performance. Further, since certain investment companies are only priced once a day, the Fund may be able to exit positions only at the end of the day.

SWAP AGREEMENT RISKS:

     The risks associated with swap agreements include the risk that the counterparty to a swap agreement may default. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement. In addition, a Fund could suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

                                  PROSPECTUS 9

RISK OF ASSET-BACKED SECURITIES:

     Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of a Fund's asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

LEVERAGE RISK:


     Each Fund may employ leveraged investment techniques. Use of leverage can magnify the effects of changes in the value of the Funds and makes them more volatile. The leveraged investment techniques that these Funds employ could cause investors in the Funds to lose more money in adverse environments.

RISK OF SHORTING SECURITIES:

     Each Fund may, from time to time, establish short positions designed to profit from the decline in the price of particular securities, baskets of securities or indexes. As a consequence, the Fund will lose value if and when the prices of particular securities, baskets of securities or indexes rises - a result that is the opposite from traditional equity mutual funds.


RISK OF NON-DIVERSIFICATION:


     Each Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Funds are non-diversified, their net asset values and total returns may fluctuate more or fall further in times of weaker markets than a diversified mutual fund.


HISTORICAL PERFORMANCE
----------------------

     This Prospectus does not include a bar chart of annual total returns or a performance table of average annual total returns because the Funds have not commenced operations prior to the date of this Prospectus.

FEES AND EXPENSES OF THE FUNDS
------------------------------

     The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. Because the Funds' shares were not offered prior to the date of this Prospectus, other expenses below reflect estimated expenses expected to be incurred for the fiscal year ending August 31, 2004.

SHAREHOLDER FEES (fees paid directly from your investment)*
----------------

                                  PROSPECTUS 10

--------------------------------------------------------------------------------

                                                                 ADVISOR
                                                                  CLASS
--------------------------------------------------------------------------------

Maximum Sales Charge Imposed on Purchases (as a % of offering     None
price).....................................................

Maximum Deferred Sales Charge (as a % of original purchase
price or sales proceeds, whichever is less)................       None
--------------------------------------------------------------------------------


ANNUAL OPERATING EXPENSES (%) (expenses that are deducted from Fund assets)
-------------------------

-----------------------------------------------------------------------
                    SPECTRUM HIGH    SPECTRUM GLOBAL   SPECTRUM EQUITY
                   YIELD PLUS FUND  PERSPECTIVE FUND   OPPORTUNITY FUND
-----------------------------------------------------------------------

 Management Fees        1.00%             1.00%           1.00%

 Service (12b-1)
       Fees             1.00%             1.00%           1.00%

 Other Expenses**       0.52%             0.52%           0.68%

   Total Annual
    Operating
    Expenses**          2.52%             2.52%           2.68%
----------------------------------------------------------------------
* Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop-payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.



** Rafferty Asset Management, LLC has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for Other Expenses through August 31, 2005 to the extent that each Fund's Total Annual Fund Operating Expenses exceed 2.75% for its Advisor Class Shares. Because this is a voluntary expense waiver, Rafferty may change or end the waiver at any time. If a Fund's overall expenses fall below this percentage limitation, then a Fund may reimburse Rafferty within three years after these expenses fall below such percentage limitation.


                                  PROSPECTUS 11

EXPENSE EXAMPLE
---------------


     The table below is intended to help you compare the cost of investing in a class of shares of the Funds with the cost of investing in other mutual funds. The tables show what you would have paid if you had invested $10,000 in the Funds over the periods shown and then redeemed all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


---------------------------------------------------------------------
FUND:                                 1 YEAR            3 YEARS
---------------------------------------------------------------------

Spectrum High Yield Plus Fund:         $255               $785
---------------------------------------------------------------------

Spectrum Global Perspective Fund:      $255               $785
---------------------------------------------------------------------


Spectrum Equity Opportunity Fund:      $271               $832
---------------------------------------------------------------------

                              ABOUT YOUR INVESTMENT

SHARE PRICES OF THE FUNDS
-------------------------

     Each Fund's share price is known as its net asset value per share (NAV). For the Funds, the Advisor Class share prices are calculated as of fifteen minutes after the close of regular trading, usually 4:15 p.m. Eastern time, each day the NYSE is open for business. Share price is calculated by dividing a class' net assets by its shares outstanding. The Funds use the following methods to price securities held in their portfolios:

     o equity securities, OTC securities, options and futures are valued at their last sales price, or if not available, the mean of the last bid and ask price,

     o    options on futures are valued at their closing price,

     o short-term debt securities and money market securities are valued using the "amortized" cost method, and

     o securities for which a price is unavailable will be valued at fair value estimates by Rafferty under the supervision of the Board of Trustees.

     The Funds reserve the right to reject any purchase orders or suspend the offering of Fund shares.

RULE 12b-1 FEES
---------------


     The Funds have adopted an Advisor Class distribution plan under Rule 12b-1. The plan allows each Fund to charge up to 1.00% of that Fund's average daily net assets to pay service fees for the services provided to Fund shareholders. Because these fees are paid out of the Advisor Class assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


                                  PROSPECTUS 12

     Under the plan, the fees may amount to up to 1.00% of the Advisor Class' average daily net assets. The Potomac Board of Trustees has authorized each Fund to pay Rule 12b-1 fees equal to 1.00% of the average daily net assets of the Advisor Class. Under an agreement with the Funds, your Financial Advisor may receive these fees from the Funds. In exchange, your Financial Advisor may provide a number of services, such as:

     o    placing your orders and issuing confirmations,

     o    providing investment advice, research and other advisory services,

     o    handling correspondence for individual accounts,

     o    acting as the sole shareholder of record for individual shareholders,

     o    issuing shareholder statements and reports, and

     o    executing daily investment "sweep" functions.

For more information on these and other services, you should speak directly to your Financial Advisor. Your Financial Advisor may charge additional account fees for services beyond those specified above.

HOW TO INVEST IN ADVISOR CLASS SHARES OF THE FUNDS
--------------------------------------------------

     You may invest in the Advisor Class of the Funds through traditional investment accounts, individual retirement accounts (including Roth IRAs), self-directed retirement plans or company sponsored retirement plans or other products available from your Financial Advisor. Applications and descriptions of any service fees for retirement or other accounts are available from your Financial Advisor.

MINIMUM INVESTMENT
------------------

     The minimum initial and subsequent investments set forth below may be invested in as many of the Potomac Funds as you wish. However, you must invest at least $1,000 in any one of the Potomac Funds. For example, if you decide to invest $25,000 in three of the Funds, you may allocate your minimum initial investment as $15,000, $5,000 and $5,000.

                                                MINIMUM            SUBSEQUENT
                                           INITIAL INVESTMENT       INVESTMENT
                                           ------------------      ----------

Regular Accounts........................        $25,000             $ 1,000

Retirement Accounts.....................        $25,000             $     0

Rafferty may waive these minimum requirements at its discretion. Contact Rafferty for further information.

PURCHASING SHARES
-----------------

BY MAIL:

                                  PROSPECTUS 13

o Complete and sign your Account Application.

o Tell us which Fund and the amount you wish to invest.

o Mail your check (payable to "Potomac Funds") along with the completed Account Application to:

  Potomac Funds--Advisor Class             Potomac Funds--Advisor Class
  c/o U.S. Bancorp Fund Services, LLC  or  c/o U.S. Bancorp Fund Services, LLC
  P.O. Box 1993                            Mutual   Fund    Services--3rd Floor
  Milwaukee, Wisconsin 53201-1993          615 East Michigan Street
                                           Milwaukee, Wisconsin 53202

o Cash, credit cards, credit card checks and third-party checks will not be accepted by the Funds.

o All purchases must be made in U.S. Dollars through a U.S. bank.

o If your check does not clear due to insufficient funds, you will be charged a $25.00 fee.

o You will receive written confirmation by mail, but we do not issue share certificates.

BY BANK WIRE TRANSFER:
----------------------

o Call the Potomac Funds' Transfer Agent at (800) 851-0511 to receive your account number.

o Wire your payment through the Federal Reserve System as follows:

  U.S. Bank, N.A.
  777 East Wisconsin Avenue
  Milwaukee, Wisconsin 53202
  ABA number 0420-00013
  For credit to U.S. Bancorp Fund Services, LLC
  Account Number 112-952-137

  For further credit to the Potomac Funds
  (Your name)
  (Your account number)
  (Name of Fund(s) to purchase)--Advisor Class

o Your bank may charge a fee for such services.

o Once you have wired your investment, mail your completed and signed Account Application to the Potomac Funds.


o Wire orders will only be accepted from 9:00 A.M. to 3:55 P.M. Eastern Time. The Funds will not accept and process any orders for that day received after this time.


THROUGH BROKERS OR DEALERS:
---------------------------

o Select brokers or dealers are authorized to offer Advisor Class shares.

o These brokers or dealers can help you complete the necessary paperwork, mail your Account Application to the Potomac Funds and place your order to purchase Advisor Class shares of the Fund.

                                  PROSPECTUS 14

HOW TO EXCHANGE SHARES OF THE FUND
----------------------------------

      You may exchange Advisor Class shares of your current Fund(s) for Advisor Class shares of any other Potomac Fund without any charges. To make an exchange:

o Write or call the Potomac Funds' Transfer Agent.

o Provide your name, account number, which Funds are involved, and the number, percentage or dollar value of shares to be exchanged.

o The Funds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

o You must exchange at least $1,000 or, if your account value is less than that, your entire account balance will be exchanged.

o You may exchange by telephone only if you selected that option on your Account Application.

o You may exchange through the Internet by visiting the Potomac Funds' website at www.potomacfunds.com and activating your account.


o You may place exchange orders by telephone between 9:00 a.m. and 3:55 p.m. Eastern time.


HOW TO SELL SHARES OF THE FUNDS
-------------------------------

GENERALLY
---------

o You may sell all or part of your investment in a Fund at the next determined net asset value after we receive your order.

o You normally will receive proceeds from any sales of Advisor Class shares within seven days from the time a Fund receives your request in good order.

o For investments that have been made by check, payment on sales requests may be delayed until the Potomac Funds' Transfer Agent is reasonably satisfied that the purchase payment has been collected by a Fund, which may require up to 10 business days.

o Your proceeds will be sent to the address or wired to the bank listed on your Account Application.

BY TELEPHONE OR BY MAIL
-----------------------

o Call or write the Potomac Funds (see the address and telephone number above).

o You may only sell Advisor Class shares of a Fund by telephone if you selected that option on your Account Application.

o Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell.

BY WIRE TRANSFER
----------------

o Call the Potomac Funds.

                                  PROSPECTUS 15

o Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell.

o You must wire transfer at least $5,000.

o You will be charged a wire transfer fee of $15.00 in addition to any charges imposed by your bank.

o Your  proceeds  will  be  wired  only  to the  bank  listed  on  your  Account
  Application.

THROUGH BROKERS OR DEALERS
--------------------------

o Select brokers or dealers can place your order to sell Advisor Class shares of the Funds.

o Payment can be directed to your account normally within three business days after a broker or dealer places your order.

ACCOUNT AND TRANSACTION POLICIES
--------------------------------

ORDER POLICIES
--------------


     You may buy and sell Advisor Class shares of a Fund at its NAV computed after your order has been received in good order. PURCHASE AND SELL ORDERS WILL BE PROCESSED THE SAME DAY AT THAT DAY'S NAV IF YOUR REQUEST IS RECEIVED BY 3:55 P.M. EASTERN TIME. The Fund will not accept and process any orders for that day received after this time.

     There are certain times when you may be unable to sell Advisor Class shares of a Fund or proceeds may be delayed. This may occur during emergencies, unusual market conditions or when a Fund cannot determine the value of its assets or sell its holdings. The Funds reserve the right to reject any purchase order or suspend offering of its shares in such a situation. In addition, the Fund reserves the right to refuse any purchase request that a Fund deems not to be in the best interests of that Fund or any of its shareholders, or that could adversely affect a Fund or its operations. Further, the Funds may refuse purchase requests from individuals or groups who do not have a contractual relationship with the Funds' Subadviser.


TELEPHONE TRANSACTIONS
----------------------

     For your protection, the Funds may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information. We also may record the conversation for accuracy. During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner.

SIGNATURE GUARANTEES
--------------------

     In certain instances when you sell Advisor Class shares of the Funds, we will need your signature guaranteed. Signature guarantees may be available at your bank, stockbroker or a national securities exchange. Your signature must be guaranteed under the following circumstances:

o  if your account registration or address has changed in the last 30 days,

o if the proceeds of your sale are mailed to an address other than the one listed with a Fund,

o  if the proceeds are payable to a third party,

                                 PROSPECTUS 16

o  if the sale is greater than $100,000,

o  if the wire instructions on the account are being changed, or

o if there are other unusual situations as determined by the Funds' Transfer Agent.

LOW BALANCE ACCOUNTS
--------------------

     If your total account balance falls below $10,000, then we may sell your Advisor Class shares of the Potomac Funds. We will inform you in writing 30 days prior to selling Advisor Class shares. If you do not bring your total account balance up to $10,000 within 30 days, we may sell Advisor Class shares and send you the proceeds. We will not sell Advisor Class shares if your account value falls due to market fluctuations.



                             ADDITIONAL INFORMATION


MANAGEMENT OF THE FUNDS
-----------------------

     Rafferty Asset Management, LLC ("Rafferty") provides investment services to the Funds. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 500 Fifth Avenue, Suite 415, New York, New York 10110. Under an investment advisory agreement between the Potomac Funds and Rafferty, the Funds pay Rafferty fees at an annualized rate of 1.00% of each Fund's average daily net assets.

     Rafferty has retained Hundredfold to serve as Subadviser to the Funds. Rafferty (not the Funds) will pay Hundredfold's subadvisory fees. Hundredfold is located at 2940 N. Lynnhaven Road, Suite 210A, Virginia Beach, VA 23452. Together, an investment team from Rafferty and Hundredfold jointly will manage and be responsible for the Funds' assets. Under the Subadviser arrangement, Hundredfold will direct, through Rafferty, the allocation of Funds' assets among various investment vehicles selected by Hundredfold. Rafferty will implement Hundredfold's allocation decisions for the Fund by placing all brokerage orders for the purchase and sale of those securities.

     Hundredfold was established in 2004 as a registered investment adviser under the Investment Advisors Act of 1940. Hundredfold was created by a not-for-profit foundation to receive as a contribution the professional services of Mr. Ralph J. Doudera and to sell those services to unrelated business entities. Hundredfold's services are based on research and analysis generated by the portfolio manager, Mr. Doudera. Mr. Doudera's history as an investment manager, which has been imputed to Hundredfold by the relevant investment advisory firm, is discussed below. Mr. Doudera is not compensated for his research and analysis for Hundredfold.

     Mr.  Doudera  is the  founder,  CEO  and  investment  manager  of  Spectrum
Financial Inc. ("Spectrum"), a registered investment adviser. He founded Spectrum in 1986. Prior to founding Spectrum, Mr. Doudera began his financial and estate planning career with the CIGNA Corporation where he became a Chartered Life Underwriter and a Chartered Financial Consultant. Mr. Doudera is a graduate of New Jersey Institute of Technology where he received an undergraduate degree in Mechanical Engineering (1969) and a masters of science in Management and Finance (1972). Mr. Doudera also earned a masters degree in Biblical studies from Regent University in 1987.


                                 PROSPECTUS 17

DISTRIBUTIONS AND TAXES
-----------------------

DISTRIBUTIONS
-------------

     Each Fund distributes dividends from its net investment income annually. Net investment income generally consists of interest income and dividends received on investments, less expenses.


     Each Fund also distributes any realized net capital gains annually. A Fund has capital gains when it sells its portfolio assets for a profit. The tax consequences will vary depending on how long a Fund has held the assets. Distributions of net gains on sales of assets held for one year or less are taxed as dividends (that is, ordinary income). Sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates. Each Fund does not seek to provide long-term capital gains.


     Dividends and capital gain distributions will be reinvested automatically at NAV unless you request otherwise in writing. Normally, distributions are taxable events for shareholders whether or not the distributions are received in cash or reinvested. If you elect to receive distributions from a Fund by check and the post office cannot deliver such check or your check remains uncashed for six months, the Fund reserves the right to reinvest the check in your Potomac Fund account at that Fund's then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.

TAXES
-----

     The following table illustrates the potential tax liabilities for taxable accounts:

         TYPE OF TRANSACTION                           TAX STATUS*
         -------------------                           -----------

Dividend distribution...............            Subject to maximum rate on
dividends
Distribution of net short-term capital gains    Ordinary income rate
Distribution of net long-term capital gains     Long-term capital gains rate
Sale or exchange of Fund shares owned for more
  than one year.....................            Long-term capital gains or
                                                losses
Sale or exchange of Fund shares owned for one
  year or less......................            Gains  are  taxed  at the same
                                                rate   as   ordinary   income;
                                                losses are  subject to special
                                                rules
.............
* Tax consequences for tax-deferred retirement accounts or non-taxable shareholders may be different. You should consult your tax specialist for more information about your personal situation.

     If you are a non-retirement account holder, then each year we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of those distributions and a list of reportable sale transactions. Normally, distributions are taxable in the year you receive them. However, any distributions declared in the last three months of the year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.

     If you are a non-corporate shareholder of a Fund and do not provide the Fund with your correct taxpayer identification number (normally your social security number), that Fund is required to withhold 30% of all dividends and other distributions and sale proceeds payable to you. If you are otherwise subject to backup withholding, we also are required to withhold and pay to the IRS 30% of your dividends and other distributions. Any tax withheld may be

                                 PROSPECTUS 18
applied against your tax liability when you file your tax return. You may be subject to a $50 fee for any penalties imposed on the Fund by the IRS as a result of your actions.

MASTER/FEEDER OPTION
--------------------

     The Funds may in the future operate under a master/feeder structure. This means that the Funds would be a "feeder" fund that attempts to meet its objective by investing all its investable assets in a "master" fund with the same investment objective. The "master" fund would purchase securities for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Funds. If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for the Funds without seeking shareholder approval. However, the Trustees' decision will be made only if the investments in the master funds are in the best interests of each Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive 30 days notice prior to the implementation of the master/feeder structure.

                                 PROSPECTUS 19

           MORE INFORMATION ON
            THE POTOMAC FUNDS


STATEMENT  OF   ADDITIONAL   INFORMATION              P R O S P E C T U S
(SAI):  The  Funds'  SAI  contains  more
information   on  the  Funds  and  their               September 1, 2004
investment   policies.    The   SAI   is
incorporated   in  this   Prospectus  by
reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange
Commission (SEC).


CALL OR WRITE TO OBTAIN  THE SAI FREE OF
CHARGE:

   Write to: Spectrum Funds
             P.O. Box 1993
             Milwaukee, Wisconsin
             53201-1993

   Call:     (800) 851-0511                    Spectrum High Yield Plus Fund

                                              Spectrum Global Perspective Fund

                                              Spectrum Equity Opportunity Fund
These  documents  and other  information
about  the  Funds  can be  reviewed  and
copied  at the  SEC's  Public  Reference
Room in Washington,  D.C. Information on
the  operation  of the Public  Reference
Room  may be  obtained  by  calling  the
Commission  at (202)  942-8090.  Reports                Advisor Class
and other information about the Fund may
be viewed  on-screen or downloaded  from
the EDGAR Database on SEC's Internet web
site at  http://www.sec.gov.  Copies  of
these  documents may be obtained,  after
paying a duplicating  fee, by electronic             500 Fifth Avenue
request at the following e-mail address:                 Suite 415
publicinfo@sec.gov,  or by  writing  the          New York, New York 10110
SEC's    Public    Reference    Section,
Washington, D.C. 20549-0102.


No person  has been  authorized  to give
any   information   or   to   make   any
representation  not  contained  in  this
Prospectus,  or in the SAI  incorporated
herein by reference,  in connection with
the  offering  made by  this  Prospectus
and, if given or made, such  information
or  representations  must not be  relied
upon as having  been  authorized  by the
Funds   or   their   distributor.   This
Prospectus   does  not   constitute   an
offering by the Fund in any jurisdiction
in  which  such  an  offering   may  not
lawfully be made.

               SEC File Number: 811-8243

                                  POTOMAC FUNDS

                          SPECTRUM HIGH YIELD PLUS FUND
                        SPECTRUM GLOBAL PERSPECTIVE FUND
                        SPECTRUM EQUITY OPPORTUNITY FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                             100 South Royal Street
                           Alexandria, Virginia 22314

                           500 Fifth Avenue, Suite 415
                            New York, New York 10110

                                 (800) 851-0511

The Potomac Funds (the "Trust") is a management investment company, or mutual fund, which currently offers to the public a variety of investment portfolios. THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") RELATES TO THE ADVISOR CLASS OF THE SPECTRUM HIGH YIELD PLUS FUND, SPECTRUM GLOBAL PERSPECTIVE FUND AND SPECTRUM EQUITY OPPORTUNITY FUND (THE "FUNDS").


This Statement of Additional Information ("SAI") dated September 1, 2004 is not a prospectus. It should be read in conjunction with the Trust's Prospectus dated September 1, 2004, relating to the Funds. A copy of the Prospectus is available, without charge, upon request to the Trust at the address or telephone number above.



                            Dated: September 1, 2004

                                TABLE OF CONTENTS


                                                                           Page
                                                                           ----

THE POTOMAC FUNDS..............................................................1

CLASSIFICATION OF THE FUNDS....................................................1

INVESTMENT POLICIES AND TECHNIQUES.............................................1

  American Depositary Receipts ("ADRs")........................................1
  Asset-Backed Securities......................................................2
  Bank Obligations.............................................................2
  Corporate Debt Securities....................................................3
  Equities.....................................................................3
  Fixed-Income Securities......................................................4
  Foreign Securities...........................................................5
  Illiquid Investments and Restricted Securities...............................5
  Indexed Securities...........................................................6
  Investments in Other Investment Companies....................................7
  Mortgage-Backed Securities...................................................7
  Options, Futures and Other Strategies........................................9
  Repurchase Agreements.......................................................14
  Reverse Repurchase Agreements...............................................14
  Short Sales.................................................................14
  Swap Agreements.............................................................15
  U.S. Government Securities..................................................16
  Other Investment Risks and Practices........................................17

INVESTMENT RESTRICTIONS.......................................................18

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................19

MANAGEMENT OF THE TRUST.......................................................20

  Trustees and Officers.......................................................20
  Investment Adviser and Subadviser...........................................25
  Proxy Voting Policies and Procedures........................................27
  Fund Administrator, Fund Accountant, Transfer Agent and Custodian...........27
  Distributor.................................................................28
  Distribution Plan...........................................................28
  Independent Registered Public Accounting Firm...............................29

DETERMINATION OF NET ASSET VALUE..............................................29

PURCHASES AND REDEMPTIONS.....................................................30

  Retirement Plans............................................................30
  Redemption in Kind..........................................................30
  Redemptions by Telephone....................................................30
  Receiving Payment...........................................................31

EXCHANGE PRIVILEGE............................................................31

SHAREHOLDER AND OTHER INFORMATION.............................................32

  Shareholder Information.....................................................32
  Other Information...........................................................32

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES......................................32

  Dividends and Other Distributions...........................................32
  Taxes.......................................................................33

FINANCIAL STATEMENTS..........................................................35

                                THE POTOMAC FUNDS

The Trust is a Massachusetts business trust organized on June 6, 1997 and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust currently consists of twenty-four separate series. This SAI relates only to the Spectrum High Yield Plus Fund ("High Yield Fund"), Spectrum Global Perspective Fund ("Global Fund") and Spectrum Equity Opportunity Fund ("Equity Opportunity Fund") (collectively, the "Funds").

The Funds currently offer a single class of shares, the Advisor Class. Advisor Class shares are made available through investment advisers, banks, trust companies or other authorized representatives without a sales charge but are subject to a 1.00% distribution and service fee.

                           CLASSIFICATION OF THE FUNDS

The Funds are "non-diversified" series of the Trust pursuant to the 1940 Act. The Funds are considered "non-diversified" because a relatively high percentage of their assets may be invested in the securities of a limited number of issuers. To the extent that the Funds assume large positions in the securities of a small number of issuers, the Funds' net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers, and the Funds may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

The Funds' classification as a "non-diversified" investment company means that the proportion of their assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. The Funds, however, intend to meet certain diversification standards at the end of each quarter of their taxable year.

                       INVESTMENT POLICIES AND TECHNIQUES


The High Yield Fund, under normal circumstances, will invest 80% of its net assets (plus any borrowings for investment purposes) in high yield fixed-income debt securities or derivatives of such securities. The Global Fund will primarily in international equity and debt securities, including debt securities rated below investment grade, commonly referred to as "junk bonds." The Equity Opportunity Fund, under normal circumstances, will invest 80% of its net assets (plus any borrowings for investment purposes) in equity securities or derivatives of such securities. Each Fund may engage in the investment strategies discussed below. There is no assurance that any of these strategies or any other strategies and methods of investment available to the Funds will result in the achievement of their objectives.


AMERICAN DEPOSITARY RECEIPTS ("ADRS")
-------------------------------------

The Funds may invest in ADRs and sell ADRs short. ADRs are U.S. dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation. ADRs include ordinary shares and New York shares (shares issued by non-U.S. companies that are listed on a U.S. securities exchange). ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. ADRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States. For investment purposes, ADRs are not considered to be foreign securities by the Funds.

ASSET-BACKED SECURITIES
-----------------------

The Funds may invest in certain types of asset-backed securities. Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.

The value of an asset-backed security is affected by, among other things, changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower's other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security's par value. Value is also affected if any credit enhancement has been exhausted.

BANK OBLIGATIONS
----------------

MONEY MARKET INSTRUMENTS. The High Yield Fund may invest in bankers' acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"). The Fund also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less. Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely the Fund's ability to resell when it deems advisable to do so.

BANKERS' ACCEPTANCES. Bankers' acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed "accepted" when a bank writes on the draft its agreement to pay it at maturity, using the word "accepted." The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.

CERTIFICATES OF DEPOSIT ("CDS"). The FDIC is an agency of the U.S. Government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured to the extent this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.


COMMERCIAL PAPER. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. The Funds may invest in commercial paper rated A-l or A-2 by Standard & Poor's ("S&P") or Prime-1 or Prime-2 by Moody's Investors Services, Inc. ("Moody's"), and in other lower quality commercial paper.


CORPORATE DEBT SECURITIES
-------------------------

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid-and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

EQUITIES
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COMMON STOCKS. The Funds may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

CONVERTIBLE SECURITIES. The Funds may invest in convertible securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

PREFERRED STOCK. The Funds may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

WARRANTS AND RIGHTS. The Funds may purchase warrants and rights, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration but they usually do not have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

FIXED-INCOME SECURITIES
-----------------------

The High Yield Fund and Global Fund may invest in a wide range of fixed-income securities, which may include obligations of any rating or maturity.

The High Yield Fund and Global Fund may invest in investment grade corporate debt securities, lower-rated corporate securities, often called "junk bonds" and zero-coupon bonds. Investment grade corporate bonds are those rated BBB or better by Standard & Poor's Ratings Group ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's"). Securities rated BBB by S&P are considered investment grade, but Moody's considers securities rated Baa to have speculative characteristics.


"Junk bonds," generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt securities generally is thinner and less active than that for higher quality securities, which may limit the Funds' ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer's perceived credit quality. If the issuer defaults, the Funds may not receive any return on its investment. Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return. An investment in zero-coupon and delayed interest securities may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.


FOREIGN SECURITIES
------------------

The Funds may have both direct and indirect exposure to foreign securities through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices. In most cases, the best available market for foreign securities will be on exchanges or in over-the-counter ("OTC") markets located outside the United States. Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

ILLIQUID INVESTMENTS AND RESTRICTED SECURITIES
----------------------------------------------

The Funds may purchase and hold illiquid investments. The Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), which the Trust's Board of Trustees ("Board" or "Trustees") or Rafferty Asset Management, LLC ("Rafferty"), the Funds' investment adviser, has determined under Board-approved guidelines are liquid. The Funds do not currently anticipate investing in such restricted securities.

The term "illiquid investments" for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days, (2) securities for which market quotations are not readily available, (3) over-the-counter ("OTC") options and their underlying collateral, (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand, (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that a Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund may not be able to sell illiquid investments when Rafferty considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on net asset value.

Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and a Fund may be unable to dispose of such securities promptly or at reasonable prices.

INDEXED SECURITIES
------------------


A Fund may purchase indexed securities, which are securities, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies. Examples of index securities include, but are not limited to, Standard & Poor's Depositary Receipts ("SPDRs"), DIAMONDS(SM) and Nasdaq-100 Index Tracking Stock ("QQQs") as further discussed below.


The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See "Illiquid Investments and Restricted Securities" above.


A Fund may invest in SPDRs. SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price Index(TM) ("S&P 500 Index") and whose shares trade on the American Stock Exchange ("AMEX"). The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. The market price of SPDRs, however, may not be equivalent to the pro rata value of the S&P 500 Index. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks.

A Fund may invest in DIAMONDS(SM). DIAMONDS represent an investment in a unit investment trust ("DIAMONDS Trust") that owns shares in proportion to the weightings of the stocks comprising the Dow Jones Industrial Average(SM) ("DJIA"). The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the DJIA. The DIAMONDS Trust's shares trade on the AMEX. An investment in DIAMONDS is subject to risks similar to those of other diversified stock portfolios, including market volatility and that the general level of stock prices may decline. Although DIAMONDS are designed to provide investment results that generally correspond to the price and yield performance of the DJIA, the DIAMONDS Trust may not be able to exactly replicate the performance of the DJIA because of trust expenses and other factors.


A Fund may invest in QQQs. QQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasadaq-100 Index(TM) ("Nasdaq 100") and whose shares trade on the AMEX. The value of the QQQs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. The market price of QQQs, however, may not be equivalent to the pro rata value of the Nasdaq 100. QQQs are subject to the risks of an investment in a broadly based portfolio of common stocks.

Investments in indexed securities, such as SPDRs, DIAMONDS and QQQs, are considered investments in other investment companies discussed below.


INVESTMENTS IN OTHER INVESTMENT COMPANIES
-----------------------------------------

The Funds may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Funds' proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Funds' own operations.

MORTGAGE-BACKED SECURITIES
--------------------------

A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans.

Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association ("Ginnie Mae" or "GNMA"), Federal National Mortgage Association ("Fannie Mae" or "FNMA") or Federal Home Loan
Mortgage Corporation ("Freddie Mac" or "FHLMC"), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a publicly owned, government-sponsored corporation that mostly packages mortgaged backed by the Federal Housing Administration, but also sells some nongovernmentally backed mortgages. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. The FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provide certain guarantees. The corporation's stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of principal and interest only by the FHLMC.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.


Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references in this section to CMOs include multi-class pass-through securities. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrued on all classes of the CMOs on a monthly, quarterly or semiannual basis. The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classeshaving earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A Fund will only invest in SMBS whose mortgage assets are U.S. Government obligations. A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.


Investment in mortgage-backed securities poses several risks, including among others, prepayment, market and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

OPTIONS, FUTURES AND OTHER STRATEGIES
-------------------------------------

GENERAL. A Fund may use certain options (traded on an exchange and OTC, or otherwise), futures contracts (sometimes referred to as "futures") and options on futures contracts (collectively, "Financial Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, a Fund's ability to use Financial Instruments will be limited by tax considerations. See "Dividends, Other Distributions and Taxes."


In addition to the instruments, strategies and risks described below and in the Prospectus, Rafferty may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as Rafferty develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. Rafferty may utilize these opportunities to the extent that they are consistent with a Fund's investment objective and permitted by a Fund's investment limitations and applicable regulatory authorities. The Funds' Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.


SPECIAL RISKS. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1) Successful use of most Financial Instruments depends upon Rafferty's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by Rafferty may still not result in a successful transaction. Rafferty may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place that, thus, may result in the strategy being unsuccessful.

(2) Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.


(3) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (E.G., Financial Instruments other than purchased options). If the Fund was unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.


(4) Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

COVER. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. ("Custodian"), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or accounts could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

OPTIONS. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange ("CBOE"), the AMEX and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, the Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

A Fund's ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDICES. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

The exchanges have established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that the Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total value for the point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon a Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

RISKS OF OPTIONS ON INDICES. If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, a Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When a Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Fund's loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. A Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures commission merchant. When the Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

To the extent that a Fund enters into futures contracts or options on futures contracts, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and the premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of a Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts a Fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, I.E., exercise, price of the call. A put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of a Fund's assets that are at risk in futures contracts and options on futures contracts.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

COMBINED POSITIONS. A Fund may purchase and write options in combination with each other. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

REPURCHASE AGREEMENTS
---------------------

A Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. Government Securities (defined below). Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, the Fund purchases a U.S. Government Security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund's holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. The Fund may not enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See "Illiquid Investments and Restricted Securities" above.

A Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by the Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller's obligation to repurchase the security. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited.

REVERSE REPURCHASE AGREEMENTS
-----------------------------

Each Fund may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed to price. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's obligation to repurchase the securities. During that time, a Fund's use of the proceeds of the reverse repurchase agreement effectively may be restricted. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of the Fund's limitation on borrowing.

SHORT SALES
-----------

A Fund may engage in short sale transactions under which the Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed stock, the Fund will (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the stock sold short and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short or (2) otherwise cover the Fund's short position.

SWAP AGREEMENTS
---------------

A Fund may enter into equity index swap agreements for purposes of attempting to gain exposure to equity or debt securities without actually purchasing those securites, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, the Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. A Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund's illiquid investment limitations. The Fund will not enter into any swap agreement unless Rafferty or the subadviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

A Fund may enter into a swap agreement in circumstances where Rafferty or the subadviser believes that it may be more cost effective or practical than buying the underlying securities or a futures contract or an option on such securities. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. A Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by a Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. GOVERNMENT SECURITIES
--------------------------

A Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities") in pursuit of their investment objectives, in order to deposit such securities as initial or variation margin, as "cover" for the investment techniques they employ, as part of a cash reserve and for liquidity purposes.

U.S. Government Securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. Government Securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

U.S. Government agencies and instrumentalities that issue or guarantee securities include the Federal Housing Administration, the Federal National Mortgage Association ("Fannie Mae"), the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association ("Ginnie Mae"), the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Farm Credit
Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association ("Sallie Mae").

Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by Fannie Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

Yields on short-, intermediate- and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of the Fund's portfolio investments in U.S. Government Securities, while a decline in interest rates generally would increase the market value of the Fund's portfolio investments in these securities.

OTHER INVESTMENT RISKS AND PRACTICES
------------------------------------

BORROWING. A Fund may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in the Fund's net asset value and on the Fund's investments. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for the Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund's net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

A Fund may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, a Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Fund may pledge portfolio securities as Rafferty deems appropriate in connection with any borrowings.

LENDING PORTFOLIO SECURITIES. A Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing any combination of short-term government securities and cash as collateral with a Fund. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. While a Fund's portfolio securities are on loan, the Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. A Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on four business days' notice or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. The Funds currently have no intention of lending its portfolio securities.

PORTFOLIO  TURNOVER.  The  Trust  anticipates  that a Fund  will  have very high portfolio  turnover  due to the active  management  of its  portfolio.  A Fund's portfolio turnover rate is calculated by the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of the Fund's investments may have a remaining maturity of less than one year; in which case, the portfolio turnover rate for that period would be equal to zero. However, a Fund's portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

                             INVESTMENT RESTRICTIONS


In addition to the investment policies and limitations described above and described in the Prospectus, the Funds have adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of a Fund. Under the 1940 Act, a "vote of the majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of a Fund or (2) 67% or more of the shares of a Fund present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.


For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time a Fund's borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

A Fund shall not:

1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except
(1) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies and limitations, or
(2) by engaging in repurchase agreements with respect to portfolio securities.

2. Underwrite securities of any other issuer.

3. Purchase, hold, or deal in real estate or oil and gas interests.

4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except (1) that the Fund may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments, (2) as otherwise permitted herein and in Investment Limitations Nos. 5 and 7, and (3) the Fund may make short sales of securities.

5. Pledge, mortgage, or hypothecate the Fund's assets, except (1) to the extent necessary to secure permitted borrowings, (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis, and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

6. Invest in physical commodities, except that the Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

7. Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund's total assets), (2) as a temporary measure and then only in amounts not to exceed 5% of the value of the Fund's total assets, (3) to enter into reverse repurchase agreements, and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

8. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The Fund has adopted the following fundamental investment policy that enables it to invest in another investment company or series thereof:

        Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with the same limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, Rafferty and/or the Funds' subadviser, as applicable, are responsible for decisions to buy and sell securities for the Funds, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer's "spread," the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.


In effecting portfolio transactions for the Funds, Rafferty seeks to receive the closing prices of securities that are in line with those of the securities included in the applicable index and seeks to execute trades of such securities at the lowest commission rate reasonably available. With respect to agency transactions, Rafferty may execute trades at a higher rate of commission if reasonable in relation to brokerage and research services provided to the Funds or Rafferty. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The Funds believe that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds, Rafferty and/or the Funds' subadviser, as applicable, from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

Rafferty and/or the Funds' subadviser may use research and services provided to it by brokers in servicing all the Funds; however, not all such services may be used by Rafferty and/or the Funds' subadviser in connection with the Funds. While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty and/or the Funds' subadviser, this information and these services are of indeterminable value and would not reduce Rafferty's investment advisory fee to be paid by the Funds or the subadvisory fees to be paid by Rafferty.


Purchases and sales of U.S. Government Securities normally are transacted through issuers, underwriters or major dealers in U.S. Government Securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS
---------------------

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. The Trustees are responsible for managing the Funds' business affairs and for exercising all of the Funds' powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Trust shares.

The following table is a list of the Trustees and officers of the Trust, their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust. Each Trustee of the Trust also serves on the Board of the Potomac Insurance Trust, the other registered investment company in the Potomac mutual fund complex. Unless otherwise noted, an individual's business address is 500 Fifth Avenue, Suite 415, New York, New York 10110.

INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
                                                                                           # OF
                                              TERM OF                                 PORTFOLIOS IN
                             POSITION(S)     OFFICE AND                                FUND COMPLEX    OTHER TRUSTEESHIPS/
                              HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN BY     DIRECTORSHIPS HELD
   NAME, ADDRESS AND AGE         FUND       TIME SERVED     DURING PAST FIVE YEARS      TRUSTEE**          BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
Lawrence C. Rafferty*        Chairman of   Lifetime of     Chairman and Chief               14                None
Age: 61                      the Board     Trust until     Executive Officer of
                             of Trustees   removal or      Rafferty, 1997-present;
                                           resignation;    Chief Executive Officer
                                           Since 1997      of Rafferty Companies,
                                                           LLC, 1996-present; Chief
                                                           Executive Officer of
                                                           Rafferty Capital
                                                           Markets, Inc.,
                                                           1995-present.

----------------------------------------------------------------------------------------------------------------------------
Jay F. Higgins*              Trustee       Lifetime of     Chairman, Bengal                 14        Dwango North America
Age: 58                                    Trust until     Partners, 1998-present                         Corp. (radio,
                                           removal or      (NASD Broker-Dealer).                            telephone
                                           resignation;                                                  communications)
                                           Since 1997

----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                           # OF
                                              TERM OF                                 PORTFOLIOS IN
                             POSITION(S)     OFFICE AND                                FUND COMPLEX    OTHER TRUSTEESHIPS/
                              HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN BY     DIRECTORSHIPS HELD
   NAME, ADDRESS AND AGE         FUND       TIME SERVED     DURING PAST FIVE YEARS      TRUSTEE**          BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
Daniel J. Byrne               Trustee       Lifetime of     President and Chief              14                None
Age: 59                                     Trust until     Executive Officer of
                                            removal or      Byrne Securities Inc.,
                                            resignation;    1992-present; Trustee,
                                            Since 1997      The Opening Word
                                                            Program, Wyandanch, New
                                                            York.
----------------------------------------------------------------------------------------------------------------------------
Kevin G. Boyle                Trustee       Lifetime of     President, Kevin G.              14                None
Age: 54                                     Trust until     Boyle Securities, Inc.,
                                            removal or      1981-present.
                                            resignation;
                                            Since 2002
----------------------------------------------------------------------------------------------------------------------------
Richard G. Jackson            Trustee       Lifetime of     Private Investor.                14                None
Age: 54                                     Trust until
                                            removal or
                                            resignation;
                                            Since 2003
----------------------------------------------------------------------------------------------------------------------------

                                                              21

----------------------------------------------------------------------------------------------------------------------------
                                                                                           # OF
                                              TERM OF                                 PORTFOLIOS IN
                             POSITION(S)     OFFICE AND                                FUND COMPLEX    OTHER TRUSTEESHIPS/
                              HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN BY     DIRECTORSHIPS HELD
   NAME, ADDRESS AND AGE         FUND       TIME SERVED     DURING PAST FIVE YEARS      TRUSTEE**          BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
Gerald E. Shanley III         Trustee       Lifetime of     Business Consultant,             14                None
Age: 60                                     Trust until     1985-present; Trustee of
                                            removal or      Estate of Charles S.
                                            resignation;    Payson, 1987-present.
                                            Since 1997
----------------------------------------------------------------------------------------------------------------------------

OFFICERS
----------------------------------------------------------------------------------------------------------------------------

                                                                                           # OF
                                              TERM OF                                 PORTFOLIOS IN
                             POSITION(S)     OFFICE AND                                FUND COMPLEX    OTHER TRUSTEESHIPS/
                              HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN BY     DIRECTORSHIPS HELD
   NAME, ADDRESS AND AGE         FUND       TIME SERVED     DURING PAST FIVE YEARS      TRUSTEE**          BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
Daniel D. O'Neill             Chief         One Year;       Managing Director of       N/A             None
Age: 35                       Executive     Since 2003      Rafferty, 1999-present;
                              Officer;                      Portfolio Manager,
                                                            Hermitage Capital
                                                            Management, 1998-1999;
                                                            Associate, Akin, Gump,
                                                            Strauss, Hauer & Feld,
                                                            LLP, 1995-1998 (law
                                                            firm).

                              President     One Year;
                                            Since 1999

----------------------------------------------------------------------------------------------------------------------------
Timothy P. Hagan              Vice          One Year;       Vice President of          N/A             None
100 S. Royal Street           President;    Since 2001      Rafferty, 1997-present.
Alexandria, VA 22314
Age: 60
                              Chief         One Year;
                              Financial     From 1997-2001
                              Officer

----------------------------------------------------------------------------------------------------------------------------
Philip A. Harding             Senior Vice   One Year;       Vice President of          N/A             None
Age: 59                       President     Since 1997      Rafferty, 1997-present.

----------------------------------------------------------------------------------------------------------------------------
Mark D. Edwards               Vice          One Year;       Vice President of          N/A             None
100 S. Royal Street           President;    Since 2002      Rafferty, 1997 to
Alexandria, VA 22314                                        present.
Age: 45
                              Chief         One Year;
                              Financial     2001-2002
                              Officer

                              Vice          One Year;
                              President     1997-2001

----------------------------------------------------------------------------------------------------------------------------
Jesse J. Noel                 Chief         One Year;       Assistant Vice President   N/A             None
100 S. Royal Street           Financial     Since 2002      of Rafferty,
Alexandria, VA 22314          Officer                       2002-present; Mutual
Age: 33                                                     Fund Accountant, U.S.
                                                            Bancorp Fund Services,
                                                            LLC, 1997-1999.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                           # OF
                                              TERM OF                                 PORTFOLIOS IN
                             POSITION(S)     OFFICE AND                                FUND COMPLEX    OTHER TRUSTEESHIPS/
                              HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN BY     DIRECTORSHIPS HELD
   NAME, ADDRESS AND AGE         FUND       TIME SERVED     DURING PAST FIVE YEARS      TRUSTEE**          BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
Eric W. Falkeis               Secretary     One Year,       Vice President, U.S.       N/A             None
615 East Michigan Street                    Since 2004      Bancorp Fund Services
Milwaukee, WI 53202                                         LLC, 1997-present
Age: 30
----------------------------------------------------------------------------------------------------------------------------

      *    Mr.  Rafferty  and Mr.  Higgins are  affiliated  with  Rafferty.  Mr.
           Rafferty is the Chairman and Chief Executive  Officer of Rafferty and
           Mr. Higgins owns a beneficial interest in Rafferty.


      **   The  Potomac  Funds  currently  offer  for  sale  to  the  public  14 portfolios of the 25 currently  registered with the SEC. In addition, the  Potomac  Insurance  Trust  currently  consists  of  20  separate portfolios, two of which are offered for sale to the public.



The Trust has an Audit Committee, consisting of Messrs. Boyle, Byrne, Jackson and Shanley. The members of the Audit Committee are not "interested" persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust's Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust's independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors of the results of audits; and addressing any other matters regarding audits. The Audit Committee met once during the Funds' most recent fiscal year.


The Trust also has a Nominating Committee, consisting of Messrs. Boyle, Byrne, Jackson and Shanley, each of whom is a disinterested member of the Board. The primary responsibilities of the nominating committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating Committee also evaluates and nominates Board member candidates. The Nominating Committee does not have a policy regarding the consideration of nominees recommended by shareholders. The Nominating Committee did not meet during the Trust's most recent fiscal year.


The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Boyle, Byrne, Jackson and Shanley. The members of the Qualified Legal Compliance Committee are not "interested" persons of the Trust (as defined in the 1940
Act). The primary responsibility of the Trust's Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report ("Report") made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee, or agent of the Trust. The Qualified Legal Compliance Committee did not meet during the most recent fiscal year.

The following table shows the amount of equity securities in the Funds owned by the Trustees as of the calendar year ended December 31, 2003:


----------------------------------------------------------------------------------------------------------------
DOLLAR RANGE OF     INTERESTED                   DISINTERESTED
EQUITY SECURITIES   TRUSTEES:                    TRUSTEES:
OWNED:
----------------------------------------------------------------------------------------------------------------
                    Lawrence        Jay          Kevin G.    Daniel J.          Richard G.   Gerald E.
                    C. Rafferty     F.Higgins    Boyle       Byrne              Jackson**    Shanley III
----------------------------------------------------------------------------------------------------------------
High Yield Fund*    $ 0             $ 0          $0          $ 0                $ 0          $ 0
-------------------------------------------------------------------------------------------------------
Global Fund*        $ 0             $ 0          $0          $ 0                $ 0          $ 0
-------------------------------------------------------------------------------------------------------
Equity              $ 0             $ 0          $0          $ 0                $ 0          $ 0
Opportunity Fund*
-------------------------------------------------------------------------------------------------------
Aggregate Dollar    Over $100,000   $ 0          $0          $50,000 -          $ 0          $ 0
Range of Equity                                              $100,000
Securities in the
Potomac Mutual
Fund Complex
----------------------------------------------------------------------------------------------------------------

      *  As of the date of this SAI, the Funds had not commenced operations.
      ** Mr. Jackson was newly elected to the Board of Trustees on November 11,
         2003


The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

No officer, director or employee of Rafferty receives any compensation from the Funds for acting as a Trustee or officer of the Trust. The following table shows the compensation earned by each Trustee for the Trust's prior fiscal year ended August 31, 2003.

--------------------------------------------------------------------------------------------------------------------------
                                                                                                           AGGREGATE
                                     AGGREGATE         PENSION OR RETIREMENT     ESTIMATED ANNUAL      COMPENSATION FROM
                                 COMPENSATION FROM   BENEFITS ACCRUED AS PART      BENEFITS UPON       THE TRUST PAID TO
   NAME OF PERSON, POSITION          THE TRUST        OF THE TRUST'S EXPENSES       RETIREMENT           THE TRUSTEES
--------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES
-------------------
Lawrence C. Rafferty                    $0                      $0                      $0                    $0

Jay F. Higgins                          $0                      $0                      $0                    $0

DISINTERESTED TRUSTEES
----------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                                           AGGREGATE
                                     AGGREGATE         PENSION OR RETIREMENT     ESTIMATED ANNUAL      COMPENSATION FROM
                                 COMPENSATION FROM   BENEFITS ACCRUED AS PART      BENEFITS UPON       THE TRUST PAID TO
   NAME OF PERSON, POSITION          THE TRUST        OF THE TRUST'S EXPENSES       RETIREMENT           THE TRUSTEES
--------------------------------------------------------------------------------------------------------------------------
Kevin G. Boyle                        $7,500                    $0                      $0                  $7,500

Daniel J. Byrne                       $9,500                    $0                      $0                  $9,500

Richard G. Jackson*                     $0                      $0                      $0                    $0

Gerald E. Shanley III                 $9,500                    $0                      $0                  $9,500

--------------------------------------------------------------------------------------------------------------------------

* Mr. Jackson was newly elected to the Board of Trustees as of November 11, 2003.

As the Funds were not operational prior to the date of this SAI, no officers own shares of the Funds. In addition, the Funds have no control persons or principal holders as of the date of this SAI.

INVESTMENT ADVISER AND SUBADVISER
---------------------------------

Rafferty Asset Management, LLC, 500 Fifth Avenue, Suite 415, New York, New York, 10110, provides investment advice to the Fund. Rafferty was organized as a New York limited liability corporation in June 1997. Lawrence C. Rafferty controls Rafferty through his ownership in Rafferty Holdings, LLC.


Rafferty has retained Hundredfold Advisors, LLC, 2940 N. Lynnhaven Road, Suite 210A, Virginia Beach, VA 23452, to serve as subadviser to the Funds. Through its ownership of the subadviser, Simply Distribute Charitable Foundation, a not-for-profit foundation created for charitable purposes, controls Hundredfold. Mr. Ralph Doudera and Ms. Mary Collins are trustees of the foundation. In addition, as managing members of Hundredfold, both Mr. Doudera and Ms. Collins control the subadviser.


Under an Investment Advisory Agreement between the Trust, on behalf of the Funds, and Rafferty ("Advisory Agreement"), Rafferty provides a continuous investment program for a Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services. The Trust bears all other expenses that are not assumed by Rafferty. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Fund may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Pursuant to the Advisory Agreement, each Fund pays Rafferty at an annual rate of 1.00% based on its average daily net assets.


Rafferty has voluntarily agreed to waive its fees and/or reimburse operating expenses to the extent that Fund expenses exceed 2.75% of average daily net assets for the period ending August 31, 2005. If overall expenses fall below these percentage limitations, then the Funds may reimburse Rafferty within the following three years. There is no assurance that Rafferty will continue this waiver after this date.

The Advisory Agreement was approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of the Fund, in compliance with the 1940 Act. The Advisory Agreement continues in force for an initial period of two years after the date of its approval. The Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Rafferty or the Trust, and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund. The Advisory Agreement automatically terminates on assignment and is terminable on 60 days' written notice either by the Trust or Rafferty.

Under a Subadvisory Agreement between Rafferty and Hundredfold Advisors ("Hundredfold"), Hundredfold, subject to direction by Rafferty and the Board, will provide investment advice and portfolio management services to the Funds for a fee payable by Rafferty. Specifically, Rafferty and Hundredfold jointly will manage the Funds' assets. An investment team from Rafferty and Hundredfold jointly will manage and be responsible for the Funds' assets. Under the subadviser arrangement, Hundredfold will direct, through Rafferty, the allocation of Fund assets among various baskets of securities, created by Hundredfold. Then, Rafferty will implement Hundredfold's investment decisions for the Fund by placing all brokerage orders for the purchase and sale of those securities. For the investment subadvisory services provided to the Funds, Rafferty will pay Hundredfold 0.40% for assets under management of less than $40 million, 0.60% for assets under management between $40 million and $100 million, 0.70% for assets under management between $100 million and $150 million, 0.75% for assets under management between $150 million and $200 million, and 0.80% for assets under management if greater than $200 million.

The Subadvisory Agreement was approved by the Board of the Trust (including all of the Trustees who are not "interested persons" of the Rafferty or Hundredfold, as defined under the 1940 Act) and the shareholders of the Funds, in compliance with the 1940 Act. The Subadvisory Agreement provides that it will be in force for an initial two-year period and it must be approved each year thereafter by
(1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Rafferty, Hundredfold or the Trust, and by (2) the majority vote of either the full Board or the vote of a majority of the outstanding shares of the Fund. The Subadvisory Agreement automatically terminates on assignment and is terminable on not less than 60 days' written notice by Rafferty or 90 days' written notice by Hundredfold.
Under  the  terms of the  Advisory  Agreement,  Rafferty  automatically  becomes responsible for the obligations of Hundredfold upon termination of the Subadvisory Agreement.

The Advisory and Subadvisory Agreements were approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholders of the Fund, in compliance with the 1940 Act. In approving the Advisory Agreement, the Board requested and received written materials provided by the Rafferty. As to the nature, extent and quality of the services provided by Rafferty, the Trustees discussed information provided by Rafferty concerning its business operations, personnel and management style. The Trustees also reviewed information concerning Rafferty's compliance activities. The Trustees discussed the terms of the Advisory Agreement and concluded that the nature and extent of the services required of Rafferty were reasonable and consistent with the Board's expectations. The Trustees concluded that Rafferty had the resources to provide high quality advisory services to the Funds. The Board did not consider the investment performance of the Funds as they have not yet commenced operations.

Concerning costs of the services provide by Rafferty, the Trustees discussed information regarding the cost of such services, including information regarding overhead and other expenses. The Trustees reviewed information about other subadvisory agreements between Rafferty and other subadvisers. Rafferty explained that soft dollars were not used and discussed the use of brokers to obtain best execution for the Funds. The Trustees considered the fact that Rafferty would cap expenses at a certain level. As for economies of scale and whether fee levels reflect those economies of scale, these factors were not considered because of the expected small size of the Funds.

In approving the Subadvisory Agreement, the Board requested and received written materials provided by Hundredfold. The Board reviewed information concerning the subadviser and noted that it was newly formed. As to the nature, extent and quality of the services provided by Rafferty, the Trustees discussed information provided by Hundredfold concerning its business operations, personnel and management style. The Board also considered the organization and purpose of Hundredfold, its agreement to retain the voluntary services of the portfolio manager, and the back office operations to be provided by Spectrum Financial, Inc. ("Spectrum"). The Board also considered the retention of a back up portfolio manager. The Trustees also reviewed information concerning Hundredfold's compliance activities. The Trustees considered the advisory history of Hundredfold's affiliate, Spectrum, and the support to be provided by Spectrum to Hundredfold. The Trustees discussed the terms of the Subadvisory Agreement and concluded that the nature and extent of the services required of Hundredfold were reasonable and consistent with the Board's expectations. It was the consensus that Hundredfold's portfolio manager has the requisite experience to manage the Funds due to his experience as the founder and owner of Spectrum, an investment advisory firm registered with the SEC.

Concerning costs of the services provide by Hundredfold, the Trustees discussed information regarding the cost of such services, including the services donated by the portfolio manager as well as Spectrum providing back office services.


Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

Hundredfold shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with Rafferty or for any losses that may be sustained in the purchase, holding or sale of any security.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Trust, Rafferty, Hundredfold and the distributor have adopted Codes of Ethics ("Codes"). These Codes permit portfolio managers and other access persons of the Funds to invest in securities that may be owned by the Funds, subject to certain restrictions.


PROXY VOTING POLICIES AND PROCEDURES
------------------------------------

The Board has adopted proxy voting policies and procedures ("Proxy Policies") wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by the Funds as part of their investment advisory services, subject to the supervision and oversight of the Board. Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Funds' investments.


PROXY VOTING GUIDELINES. In the absence of special circumstances, Rafferty will vote proxies in accordance with the proxy voting guidelines ("Proxy Guidelines") adopted as part of the Trust's Proxy Policies. Generally, the Guidelines call for Rafferty to vote proxies so as to promote the long-term economic value of the underlying security. The Guidelines distinguish between routine and non-routine proposals.


In general, routine proposals are those proposals that do not propose to change the structure, bylaws or operations of the company to the detriment of shareholders. Examples of such proposals would include, among other things, the approval of auditors, election of director and/or officers, liability limitations for directors, and indemnification provisions for directors.

Non-routine proposals would be those proposals more likely to affect the structure and operations of the company, which would have a greater impact on the value of the underlying security. Examples of non-routine proposals would include, among other things, decisions as to mergers and acquisitions affecting the company, corporate restructuring, poison pill provisions, and changes in capitalization. These proposals require special consideration by Rafferty, and these decisions are made on a case-by-case basis.


CONFLICTS OF INTEREST. The Guidelines also address procedures to be used by Rafferty when there is a conflict of interest between the interests of Rafferty (or its affiliates) and the interests of the Funds. Each proxy is reviewed by Rafferty to assess the extent to which there may be a material conflict of interest between Rafferty or its affiliates. With respect to conflicts of interest regarding the Funds, Rafferty will disclose the conflict to clients and obtain their consents before voting. In addition, Rafferty will notify the Board as to the nature of the conflict to assist in its resolution.

MORE INFORMATION. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ending June 30, 2004) will be available without charge, upon request by calling toll-free, 1-800-851-0511 or by accessing the SEC's website at www.sec.gov. In addition, a copy of the Proxy Policies is also available by calling 1-800-851-0511 and will be sent within three business days of receipt of a request.


FUND ADMINISTRATOR, FUND ACCOUNTANT, TRANSFER AGENT AND CUSTODIAN
-----------------------------------------------------------------

U.S. Bancorp Fund Services, LLC ("Administrator"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administrative, fund accounting and transfer agent services to the Funds. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, an affiliate of the Administrator, provides custodian services to the Funds, which include holding and administering the assets in the Funds' portfolios.

Pursuant to an Administration Servicing Agreement ("Service Agreement") between the Trust and the Administrator, the Administrator provides the Trust with administrative and management services (other than investment advisory services). As compensation for these services, the Trust pays the Administrator a fee based on the Trust's total average daily net assets of .09% on assets between $250 million and $1 billion, and .08% on the remaining balance with a base fee of $190,000 for the first $250 million. The Administrator also is entitled to certain out-of-pocket expenses.

Pursuant to a Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC ("Fund Accountant"), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. For these services, the Trust pays the Fund Accountant a fee based on the Trust's total average daily net assets of .09% on assets between $250 million and $500 million, .05% on the next $500 million, and .025% of the remaining balance with a base fee of $255,000 for the first $250 million.

The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.

DISTRIBUTOR
-----------

Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as the distributor ("Distributor") in connection with the continuous offering of the Funds' shares on a no-load basis. The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Funds as agents on a best efforts basis and are not obligated to sell any specific amount of shares. For the fiscal year ended August 31, 2003, the Distributor received $90,000 as compensation from Rafferty for distribution services for the Trust.

DISTRIBUTION PLAN
-----------------

Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted a Rule 12b-1 Plan of Distribution ("Plan") for the Advisor Class Shares of each Fund pursuant to which each Fund may pay certain expenses incurred in the distribution of the Advisor Class Shares and the servicing and maintenance of existing shareholder accounts. Pursuant to the Plan, a Fund may pay up to 1.00% of its average daily net assets. The Plan provides that the distributor will be compensated regardless of expenses it incurs.


The Plan permits payments to be made by each Fund to the distributor or another party for expenditures incurred in connection with the distribution of Fund shares to investors and the provision of certain shareholder services. The distributor is authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of each Fund. In addition, the Plan authorizes payments by each Fund to the distributor for the cost related to selling or servicing efforts, preparing, printing and distributing Fund prospectuses, statements of additional information, and shareholder reports to investors.

The Plan was approved by the Trustees, including the Independent Trustees of the Funds. In approving the Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plan and the purposes for which such expenditures were made.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
---------------------------------------------

Ernst & Young, LLP ("E&Y"), 233 S. Wacker Drive, Chicago, Illinois 60606, is the independent registered public accounting firm for the Trust.


                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Funds is determined daily, Monday through Friday, as of fifteen minutes after the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4:15 p.m. Eastern time), each day the NYSE is open for business. The NYSE is not open on New Year's Day, Presidents' Day, Martin Luther King's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities traded principally on the Nasdaq Stock Market are normally valued at the Nasdaq Official Closing Price ("NOCP") provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices; in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer.


When market quotations for options and futures positions held by the Funds are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which Rafferty has reason to question the validity of quotations received, are valued at fair value as determined in good faith by the Board. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.


For purposes of determining net asset value per share of the Funds, options and futures contracts are valued at the closing prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. A settlement price may not be used for the foregoing purposes if the market makes a limit move with respect to a particular commodity.

OTC securities held by the Funds will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of the Funds that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income and other distributions are recorded on the ex-dividend date.

Illiquid  securities,  securities  for  which  reliable  quotations  or  pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of the Funds are valued at fair value.

                            PURCHASES AND REDEMPTIONS

RETIREMENT PLANS
----------------


Individuals who earn compensation and who have not reached age 70 1/2 before the close of the year generally may establish an individual retirement account ("IRA"). An individual may make limited contributions to an IRA of up to $3,000 per year (or $6,000, if such contributions also are made for a nonworking spouse and a joint return is filed) through the purchase of shares of the Funds. The Internal Revenue Code of 1986, as amended ("Code"), limits the deductibility of IRA contributions to taxpayers who are not active participants (and, under certain circumstances, whose spouses are not active participants, unless their combined adjusted gross income does not exceed $150,000) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to the same limits as referred to above. In addition, individuals who with their spouse's earnings) do not exceed a certain level may establish an "education IRA" and/or a "Roth IRA"; although contributions to these new types of IRAs are nondeductible, withdrawals from them will not be taxable under certain circumstances. An IRA also may be used for certain "rollovers" from qualified benefit plans and from Section 403(b) annuity plans.


Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

REDEMPTION IN KIND
------------------

The Trust has filed a notice of election under Rule 18f-1 of the 1940 Act which obligates the Funds to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of the Funds' net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Funds determine net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs. Shareholders who receive futures contracts or options on futures contracts in connection with a redemption in kind may be responsible for making any margin payments due on those contracts.

REDEMPTIONS BY TELEPHONE
------------------------

Shareholders may redeem shares of the Funds by telephone. When acting on verbal instructions believed to be genuine, the Trust, Rafferty, Transfer Agent and their trustees, directors, officers and employees are not liable for any loss resulting from a fraudulent telephone transaction request and the investor will bear the risk of loss. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. To the extent that the Trust, Rafferty, Transfer Agent and their trustees, directors, officers and employees do not employ such procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions.

RECEIVING PAYMENT
-----------------

Payment of redemption proceeds will be made within seven days following the Funds' receipt of your request (if received in good order as described below) for redemption. For investments that have been made by check, payment on redemption requests may be delayed until the Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Trust (which may require up to 10 business days). To avoid redemption delays, purchases may be made by cashiers or certified check or by direct wire transfers.

A redemption request will be considered to be received in "good order" if:

o the number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

o any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

o any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

o the signatures on any written redemption request of $100,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by U.S. Bancorp Fund Services, LLC, as transfer agent, under its current signature guarantee program.

The right of redemption may be suspended or the date of payment postponed for any period during which (1) the NYSE is closed (other than customary weekend or holiday closings); (2) trading on the NYSE is restricted; (3) situations where an emergency exists as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets or disposal of the Fund's securities is not reasonably practicable; or (4) the SEC has issued an order for the protection of Fund shareholders.

                               EXCHANGE PRIVILEGE

An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents or
(2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectus and below. Telephone requests for an exchange received by the Funds before the close of regular trading on the NYSE will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the NYSE's next trading day. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

The Trust reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, the Trust may terminate this exchange privilege upon 60 days' notice.

                        SHAREHOLDER AND OTHER INFORMATION

SHAREHOLDER INFORMATION
-----------------------

Each share of a Fund gives the shareholder one vote in matters submitted to shareholders for a vote. Each class of each Fund have equal voting rights, except that, in matters affecting only a particular class or series, only shares of that class or series are entitled to vote. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares are not transferable. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust's or a Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust's outstanding shares.

OTHER INFORMATION
-----------------

The Trust has entered into a licensing agreement with Dow Jones & Company, Inc. ("Dow Jones") to permit the use of certain servicemarks in connection with its registration statement and other materials. The licensing agreement between the Trust and Dow Jones is solely for the Trust's benefit and not for the benefit of the owners of the Trust or any other third parties. Dow Jones will not have any liability in connection with the Trust. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:
(i) the results to be obtained by the Funds, the owner of the Funds or any other person in connection with the use of the DJIA(SM) (the "Dow Index") and the data included in the Dow Index; (ii) the accuracy or completeness of the Dow Index and its data; and (iii) the merchantability and the fitness for a particular purpose or use of the Dow Index and its data. In addition, Dow Jones will have no liability for any errors, omissions or interruptions in the Dow Index or its data and under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur. Dow Jones does not recommend that any person invest in the Trust or any other securities; have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Trust; have any responsibility or liability for the administration, management or marketing of the Trust; or consider the needs of the Trust or the owners of the Trust in determining, composing or calculating the Dow Index.

                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS
---------------------------------

Dividends from net investment income and any distributions of realized net capital gains are as described in the Prospectus under "Distributions and Taxes." All distributions from a Fund normally are automatically reinvested without charge in additional shares of that Fund.

Net investment income, for these purposes, includes accrued interest and accretion of original issue and market discounts, less amortization of market premium and estimated expenses, and is calculated immediately prior to the determination of the Fund's net asset value per share. Each Fund distributes its net short-term capital gain, if any, annually but may make more frequent distributions thereof if necessary to maintain its net asset value per share at $1.00 or to avoid income or excise taxes. A Fund does not expect to realize net long-term capital gain and thus does not anticipate payment of any distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss). The Trustees may revise this dividend policy, or postpone the payment of dividends, if the Fund has or anticipates any large unexpected expense, loss or fluctuation in net assets that, in the Trustees' opinion, might have a significant adverse effect on its shareholders.

TAXES
-----

REGULATED INVESTMENT COMPANY STATUS. Each Fund is treated as a separate corporation for Federal income tax purposes and intends to continue to qualify as a regulated investment company ("RIC") under Subchapter M of the Code. If a Fund so qualifies and satisfies the Distribution Requirement (defined below) for a taxable year, the Fund will not be subject to Federal income tax on the part of its investment company taxable income (generally consisting of net investment income and net short-term capital gains, determined without regard to any deduction for dividends paid) and net capital gain it distributes to its shareholders for that year.

To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities
("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government Securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government Securities or the securities of other RICs) of any one issuer (collectively, "Diversification Requirements").

Although each Fund intends to continue to satisfy all the foregoing requirements, there is no assurance that each Fund will be able to do so. The investment by a Fund other than the Money Market Fund primarily in options and futures positions entails some risk that such a Fund might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by such other Funds, pursuant to which each of them would be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of one or more of those Funds.


If a Fund failed to qualify for treatment as a RIC in any taxable year, (1) it would be taxed on the full amount of its taxable income, including net capital gain, for that year at corporate income tax rates (up to 35%) without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund would be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.


GENERAL. If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends distributed by a Fund (including distributions of net short-term capital gain), if any, are taxable to its shareholders as ordinary income (at rates up to 35% for individuals), regardless of whether the dividends are reinvested in Fund shares or received in cash. Distributions of a Fund's net capital gain, if any, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether the distributions are reinvested in Fund shares or received in cash. A shareholder's sale (redemption) of Fund shares may result in a taxable gain, depending on whether the redemption proceeds are more or less than the adjusted basis for the shares. An exchange of Fund shares for shares of another Fund generally will have similar consequences.

DISTRIBUTIONS TO FOREIGN SHAREHOLDERS. Dividends a Fund pays to a shareholder who, as to the United States, is a nonresident alien individual or nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or any applicable lower treaty rate). An investor claiming to be a foreign shareholder will be required to provide a Fund with supporting documentation in order for the Fund to apply a reduced withholding rate or exemption from withholding. Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply.

DERIVATIVES STRATEGIES. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from options and futures a Fund derives with respect to its business of investing in securities will be qualifying income under the Income Requirement.

Certain options (including listed options on "broad-based" stock indices) and futures in which the Funds may invest may be "section 1256 contracts." Section 1256 contracts that a Fund holds at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which the Fund has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. 60% of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Funds may invest. That section defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

If a call option written by a Fund lapses (I.E., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis of the subject securities or futures contract.

If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures contract entered into by a Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Funds. No attempt is made to present a complete explanation of the Federal tax treatment of the Funds' and their shareholder activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Funds and to distributions there from.

                              FINANCIAL STATEMENTS

Prior to the date of this Statement of Additional Information, the Funds had not commenced operations.

                                THE POTOMAC FUNDS

                            PART C OTHER INFORMATION


Item 23.   Exhibits

           (a)           Declaration of Trust(*)

           (b)           By-Laws(*)

           (c)           Voting trust agreement - None

           (d)(i)(A)     Form of Investment Advisory Agreement(**)

              (i)(B)     Amendment   to  Schedule  A  to   Investment   Advisory
                         Agreement - to be filed

             (ii)(A)     Investment   Subadvisory  Agreement  between  Gustafson
                         Baxter Financial Services, Inc. and Rafferty Asset Management, LLC(^^)

             (ii)(B)     Form  of  Investment   Subadvisory   Agreement  between
                         Portfolio   Strategies,   Inc.   and   Rafferty   Asset
                         Management, LLC - to be filed

             (ii)(C)     Investment   Subadvisory   Agreement   between  Horizon
                         Investments LLC and Rafferty Asset Management, LLC(^^^)

             (ii)(D) Investment Subadvisory Agreement between Flexible Plan Investments, Ltd. and Rafferty Asset Management, LLC(#)

             (ii)(E)     Form  of  Investment   Subadvisory   Agreement  between
                         Hundredfold Advisors and Rafferty Asset Management, LLC
                         - filed herewith

             (ii)(F)     Investment  Subadvisory  Agreement between Transamerica
                         Investment   Management,   LLC,  and   Rafferty   Asset
                         Management, LLC - filed herewith

             (ii)(G)     Form  of  Investment   Subadvisory   Agreement  between
                         Horizon Capital Management, Inc. and Rafferty Asset Management, LLC - to be filed

            (iii)(A)     Form of Fund Administration Servicing Agreement(**)

            (iii)(B)     Addendum to Fund Administration Servicing Agreement(^^)

           (e)(i) Form of Distribution Agreement between the Potomac Funds and Rafferty Capital Markets, Inc.(***)

              (ii)       Form of Dealer Agreement(+++)

           (f)           Bonus, profit sharing contracts - None

           (g)(i)        Form of Custodian Agreement(**)

             (ii)        Addendum to Custodian Agreement(^^)

           (h)(i)(A)     Form of Transfer Agent Agreement(**)

              (i)(B)     Addendum to Transfer Agent Agreement(^^)

             (ii)(A)     Form of Fund Accounting Servicing Agreement(**)

             (ii)(B)     Addendum to Fund Accounting Servicing Agreement(^^)

            (iii)        Form of Fulfillment Servicing Agreement(**)

           (i)           Opinion and consent of counsel - filed herewith

           (j)(i) Consent of independent registered public accounting firm - filed herewith

           (k)           Financial statements omitted from prospectus - None

           (l)           Letter of investment intent(**)

           (m)(i)        Investor Class Plan pursuant to Rule 12b-1(+++)

             (ii) Amended Schedule A to Investor Class Plan pursuant to Rule 12b-1(o)

            (iii)        Advisor Class Plan pursuant to Rule 12b-1(+++)

             (iv) Amended Schedule A to Adviser Class Plan pursuant to Rule 12b-1 - to be filed

           (n)           Plan pursuant to Rule 18f-3(^^^)

           (o)           Reserved

           (p)(i) Code of Ethics of the Potomac Funds, Potomac Insurance Trust and Rafferty Asset Management, LLC(^)

             (ii)        Code of  Ethics of Gustafson Baxter Financial Services,
                         Inc.(^^)

            (iii) Code of Ethics of Portfolio Strategies, Inc. - to be filed

             (iv)        Code of Ethics of Horizon Investments LLC(^^^)

              (v)        Code of Ethics of Flexible Plan Investments, Ltd(#)

             (vi) Code of Ethics of Hundredfold Advisors, LLC - filed herewith

            (vii)        Code of  Ethics of  Transamerica Investment Management,
                         LLC(oo)

           (viii) Code of Ethics of Horizon Capital Management, Inc. - to be filed

             (ix)        Code of Ethics for Rafferty Capital Markets, LLC(###)

----------
(*)   Incorporated herein by reference  from the  Trust's  Initial  Registration
Statement on Form N-1A filed with the Securities and Exchange Commission on June 6, 1997 via EDGAR, Accession No. 0000898432-97-000314.

(**) Incorporated herein by reference from the Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 17, 1997 via EDGAR, Accession No. 0000898432-97-000410.

(***) Incorporated herein by reference from the Post-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 15, 1998 via EDGAR, Accession No. 0000898432-98-000498.

(++) Incorporated herein by reference from the Post-effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 30, 1998 via EDGAR, Accession No. 0000898432-98-000804.

(+++) Incorporated herein by reference from the Post-effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 15, 1999 via EDGAR, Accession No. 0000898432-99-001069.

(^) Incorporated herein by reference from the Post-effective Amendment No. 6 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 29, 2000 via EDGAR, Accession No. 0000898432-00-000874.

(^^) Incorporated herein by reference from the Post-effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 31, 2002 via EDGAR, Accession No. 0000950134-02-016216.

(^^^) Incorporated herein by reference from the Post-effective Amendment No. 15 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 2003 via EDGAR, Accession No. 0000898432-03-000812.

(#) Incorporated herein by reference from the Post-effective Amendment No. 21 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 12, 2004 via EDGAR, Accession No. 0000898432-04-000033.

(##) Incorporated herein by reference from the Post-effective Amendment No. 26 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 13, 2004 via EDGAR, Accession No. 0000898432-04-000320.

(###) Incorporated herein by reference from the Post-effective Amendment No. 20 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 31, 2003 via EDGAR, Accession No. 0000894189-03-001984.

(o) Incorporated herein by reference from the Post-effective Amendment No. 27 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on May 11, 2004 via EDGAR, Accession No. 0000898432-04-000438.

(oo) Incorporated herein by reference from the Post-effective Amendment No. 27 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 28, 2004 via EDGAR, Accession No. 0000898432-04-000568.


Item 24.    Persons Controlled by or under
            Common Control with Registrant
            ------------------------------

            None.


Item 25.    Indemnification
            ---------------

      Article XI, Section 2 of the Trust's Declaration of Trust provides that:

      (a) Subject to the exceptions and limitations contained in paragraph (b) below:

           (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust and/or by the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof;

           (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while a Covered Person is in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

      (b)  No indemnification shall be provided hereunder to a Covered Person:

           (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

           (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry or full investigation); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent legal counsel.

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

      (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification under this Section 2; provided, however, that:

           (i) such Covered Person shall have provided appropriate security for such undertaking,

           (ii) the Trust is insured against losses arising out of any such advance payments, or

           (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

      According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust and not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Series or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26.   Business and Other Connections of Investment Adviser
           ----------------------------------------------------

      Rafferty Asset Management, LLC (the "Adviser"), 500 Fifth Avenue, Suite 415, New York 10110, offers investment advisory services. Information as to the officers and directors of the Adviser is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-54679).

      Gustafson Baxter Financial Services, Inc. ("GBFS"), 3934 North Hampton Drive, Powell, Ohio 43065, offers investment advisory services. Information as to the officers and directors of GBFS is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-44147).

      Portfolio Strategies, Inc. ("PSI"), 1102 Broadway, #302, Tacoma, Washington 98402, offers investment advisory services. Information as to the officers and directors of PSI is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-18475).

      Horizon Investments, LLC ("Horizon"), 1233 Washington Street, Suite 801, Columbia, South Carolina, 29201, offers investment advisory services. Information as to the officers and directors of Horizon is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-57316).

      Flexible Plan Investments, Ltd. ("Flexible Plan"), 3883 Telegraph Road, Suite 100, Bloomfield Hills, Michigan, 48302, offers investment advisory services. Information as to the officers and directors of Flexible Plan is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-21073).

      Hundredfold Advisors ("Hundredfold"), 2940 N. Lynnhaven Road, Suite 210A, Virginia Beach, VA 23452, offers investment advisory services. Information as to the officers and directors of Hundredfold is included in its current Form ADV
filed  with  the  Securities  and  Exchange  Commission   (Registration   Number
801-63226).

      Transamerica Investment Management, LLC ("Transamerica"), 1150 South Olive Street, 27th Floor, Los Angeles, CA 90015, offers investment advisory services. Information as to the officers and directors of Transamerica is included in its current form ADV filed with the Securities and Exchange Commission (Registration Number 801-57089).

      Horizon Capital Management, Inc. ("HCM"), 141 Ridgeway Drive, LaFayette, LA 70503, offers investment advisory services. Information as to the officers and directors of HCM is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-26038).

Item 27.   Principal Underwriter
           ---------------------

      (a) Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as principal underwriter for the Potomac Funds, Badgley Funds, Berkshire Funds, Bremer Funds, Marketocracy Funds, Kirr Marbach Funds, Leuthold Funds, and Texas Capital Value Funds.

      (b) The director and officers of Rafferty Capital Markets, LLC are:

                           Positions and Offices with       Position and Offices
        Name                       Underwriter                 with Registrant
----------------------     -------------------------        --------------------

Thomas A. Mulrooney              President                           None


Lawrence C. Rafferty             Director                     Chairman of the
                                                              Board of Trustees

Stephen P. Sprague               Chief Financial Officer      Treasurer,
                                                              Controller,
                                                              & Assistant
                                                              Secretary

The principal business address of each of the persons listed above is 59 Hilton Avenue, Garden City, New York 11530.

Item 28.   Location of Accounts and Records
           --------------------------------

      The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the physical possession of the Potomac Funds' investment adviser, subadviser, administrator, custodian, subcustodian, or transfer agent.

Item 29.   Management Services
           -------------------

      Not applicable.


Item 30.   Undertakings
           ------------

      Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of its latest annual report to Shareholders, upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 32 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on August 31, 2004.

                                    POTOMAC FUNDS


                                    By:    /s/ Daniel D. O'Neill
                                           ______________________________
                                           Daniel D. O'Neill
                                           President and Chief Executive Officer

Attest:

/s/ Jesse J. Noel
-----------------------
Jesse J. Noel
Chief Financial Officer

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 32 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Title                       Date
---------                           -----                       ----

Lawrence C. Rafferty*               Chairman of the Board       August 31, 2004
-------------------------
Lawrence C. Rafferty

Jay F. Higgins*                     Trustee                     August 31, 2004
-------------------------
Jay F. Higgins

Daniel J. Byrne*                    Trustee                     August 31, 2004
-------------------------
Daniel J. Byrne

Kevin G. Boyle*                     Trustee                     August 31, 2004
-------------------------
Kevin G. Boyle

Richard G. Jackson*                 Trustee                     August 31, 2004
-------------------------
Richard G. Jackson

Gerald E. Shanley III*              Trustee                     August 31, 2004
-------------------------
Gerald E. Shanley III

/s/ Jesse J. Noel
-------------------------
Jesse J. Noel                       Chief Financial Officer     August 31, 2004



*By:/s/ Daniel D. O'Neill
    -------------------------------------
    Daniel D. O'Neill, President, Chief
    Executive Officer and Attorney-In Fact

                                INDEX TO EXHIBITS

Exhibit
Number         Description
------         -----------


(d)(ii)(E) Form of Investment Subadvisory Agreement between Hundredfold Advisors and Rafferty Asset Management, LLC

(d)(ii)(F) Investment Subadvisory Agreement between Transamerica Investment Management, LLC, and Rafferty Asset Management, LLC

(i)            Opinion and consent of counsel

(j)(i)         Consent of independent registered public accounting firm

(p)(vi)        Code of Ethics of Hundredfold Advisors, LLC